PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule Of Property and Equipment [Table Text Block]

	December 31,
	2011	2012
Cost:

Leasehold improvements	$472	$470
Computers and peripheral equipment	9,396	9,826
Office furniture and equipment	1,790	1,875
Motor vehicles	243	244
Software	2,469	2,479

	14,370	14,894
Accumulated depreciation:

Leasehold improvements	205	242
Computers and peripheral equipment	9,103	9,420
Office furniture and equipment	1,250	1,435
Motor vehicles	97	124
Software	1,686	1,775

	12,341	12,996

Depreciated cost	$2,029	$1,898